Long-term Debt (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of unsecured promissory notes

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$50,000	$50,000	$10,444
60% - October 2, 2019 (12.1)	50,000	50,000	-
60% - October 17, 2019 (12.2)	50,000	50,000	-
Interest expense on long-term debt	-	-	9,535
Debt repayments	-	-	(12,000)
Balance - October 31, 2019	$150,000	$150,000	$7,979
60% - December 5, 2019 (12.3)	15,000	15,000	-
Interest expense on long-term debt	-	-	24,854
Debt repayments	(151,000)	(151,000)	(23,466)
Proceeds (12.4)	600,000	600,000	-
Debt repayments (12.4)	(75,126)	(75,126)	-
Interest accretion	-	260,940	-
Balance - October 31, 2020	$538,874	$799,814	$9,367
Less: current portion	46,099	46,099	9,367
Balance - October 31, 2020 non-current portion	$492,775	$753,715	$-

12.1	On October 2, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. On December 5, 2019 an additional $15,000 was advanced under the same terms and conditions. On February 18, 2020 all outstanding principal and accrued interest of $13,274 (October 31, 2019 - $2,384) was repaid in full. This amount was owed to a director and officer of the Company.

12.2	On October 17, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. On February 18, 2020 all outstanding principal and accrued interest of $9,041 (October 31, 2019 - $1,151) was repaid in full. This amount was owed to a key member of management.

12.3	On December 5, 2019: Principal of $15,000 with simple interest accrued at a rate of 60% per annum and a maturity of 60 days. On February 18, 2020, all principal and interest were repaid. This amount was owed to a key member of management.